Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, net
Property, Equipment and Software, net
8.	Property, Equipment and Software, net

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Building and decoration	3,875,063	4,063,468
Leasehold improvements	304,365	311,156
Furniture, fixtures, office and other equipment	379,938	508,185
Vehicles	102,823	106,027
Servers and computers	6,018,709	6,144,176
Software	344,410	367,472
Construction in progress	1,587,413	3,675,879
	12,612,721	15,176,363

Less: accumulated depreciation	(6,270,391)	(6,923,618)
Less: impairment	—	(177,701)
Net book value	6,342,330	8,075,044

Depreciation expense was RMB928.5 million, RMB1,127.2 million and RMB769.7 million for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, the construction in progress balance were mainly comprised of construction of buildings in Shanghai and Hangzhou that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.